                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04310

                   Morgan Stanley Convertible Securities Trust
               (Exact name of registrant as specified in charter)

  522 Fifth Avenue, New York, New York                                 10036
(Address of principal executive offices)                            (Zip code)

                           Stefanie V. Chang Yu, Esq.
                                Managing Director
                     Morgan Stanley Investment Advisors Inc.
                                522 Fifth Avenue
                            New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397

Date of fiscal year end: 9/30

Date of reporting period: 7/1/09 - 5/31/10

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04310
Reporting Period: 07/01/2009 - 05/31/2010
Morgan Stanley Convertible Securities Trust









================= MORGAN STANLEY CONVERTIBLE SECURITIES TRUST ==================


KEYCORP

Ticker:       KEY            Security ID:  493267405
Meeting Date: MAY 20, 2010   Meeting Type: Annual
Record Date:  MAR 23, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Amendment To Articles And Regulations   For       For          Management
      To Revise The Voting Rights Of The
      Series B Preferred Stock


--------------------------------------------------------------------------------

MERCK & CO., INC.

Ticker:       MRK            Security ID:  58933Y105
Meeting Date: MAY 25, 2010   Meeting Type: Annual
Record Date:  MAR 26, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Leslie A. Brun           For       For          Management
2     Elect Director Thomas R. Cech           For       For          Management
3     Elect Director Richard T. Clark         For       For          Management
4     Elect Director Thomas H. Glocer         For       For          Management
5     Elect Director Steven F. Goldstone      For       For          Management
6     Elect Director William B. Harrison, Jr. For       For          Management
7     Elect Director Harry R. Jacobson        For       For          Management
8     Elect Director William N. Kelley        For       For          Management
9     Elect Director C. Robert Kidder         For       For          Management
10    Elect Director Rochelle B. Lazarus      For       For          Management
11    Elect Director Carlos E. Represas       For       For          Management
12    Elect Director Patricia F. Russo        For       For          Management
13    Elect Director Thomas E. Shenk          For       For          Management
14    Elect Director Anne M. Tatlock          For       For          Management
15    Elect Director Craig B. Thompson        For       For          Management
16    Elect Director Wendell P. Weeks         For       For          Management
17    Elect Director Peter C. Wendell         For       For          Management
18    Ratify Auditors                         For       For          Management
19    Approve Omnibus Stock Plan              For       For          Management
20    Approve Non-Employee Director Omnibus   For       Against      Management
      Stock Plan

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Morgan Stanley Convertible Securities Trust


By (Signature and Title)* /s/ Randy Takian
                          ------------------------------------------
                          Randy Takian
                          President and Principal Executive Officer

Date August 25, 2010

* Print the name and title of each signing officer under his or her signature.